Capital Structure, Warrants (Details) - Class E Warrants [Member]	Jun. 30, 2025 $ / shares shares
Warrants [Abstract]
Number of warrants outstanding (in shares)	2,694,599
Warrant exercise price (in dollars per share) | $ / shares	$ 4.03
Shares to be issued upon exercise of remaining warrants (in shares)	269,459